Equity	3 Months Ended
Mar. 31, 2024
Disclosure Equity Abstract
Equity

23	Equity

(a)	Share capital

As of March 31, 2024, and December 31, 2023, the authorized, subscribed, and paid-in capital, totaling R$ 15,000,000, was composed of 683,509,869 registered, book-entry common shares with no par value, as follows:

	March 31, 2024		December 31, 2023
	Number of shares	%	Number of shares	%
São Paulo State	343,506,664	50.3	343,506,664	50.3
Other shareholders
In Brazil (1)	266,922,203	39.0	257,339,417	37.6
Abroad (2)	73,081,002	10.7	82,663,788	12.1

Total	683,509,869	100.0	683,509,869	100.0

(1)	As of March 31, 2024, the common shares traded in Brazil were held by 49,847 shareholders. It includes six shares held by Cia Paulista de Parcerias – CPP, a company controlled by the São Paulo State Government.
(2)	Shares traded as American Depositary Receipts (ADR) on the New York Stock Exchange, through The Bank New York Mellon, the depositary bank of the Company’s ADRs.

(b)	Interest on capital

The Annual Shareholders’ Meeting of April 25, 2024, approved the distribution of dividends as interest on capital totaling R$ 836,839, corresponding to a minimum mandatory dividends and R$ 147,689 as minimum supplementary dividends, totaling R$ 984,528, to be paid on June 24, 2024.